UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21328

SMA Relationship Trust

(Exact name of registrant as specified in charter)

One North Wacker Drive Chicago, Illinois	60606‐2825
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Asset Management (Americas) Inc.

787 Seventh Avenue
New York, NY 10019

Registrant’s telephone number, including area code: 888.793.8637

Date of fiscal year end: 12/31

Date of reporting period: 7/1/2022 – 6/30/2023

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21328

SMA Relationship Trust
One North Wacker Drive
Chicago, Illinois  60606-2825
888.793.8637
Eric Sanders
UBS Asset Management (Americas) Inc.
787 Seventh Avenue
New York, NY 10019

Fiscal year end: 12/31

Reporting Period: 07/01/2022 - 06/30/2023

====================== SMA Relationship Trust - Series M =======================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

Igor Lasun *
President
SMA Relationship Trust
Managing Director
UBS Asset Management (Americas) Inc

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SMA Relationship Trust

By (Signature and Title)*	/s/ Igor Lasun*, President

Igor Lasun

*(Signature affixed by Eric Sanders by Power of Attorney effective July 20, 2023 and filed herewith).

Date	August 23, 2023

*Print the name and title of each signing officer under his or her signature.

UBS Investment Trust

UBS Series Funds

PACE Select Advisors Trust

Master Trust

The UBS Funds

SMA Relationship Trust

Power of Attorney

Igor Lasun, whose signature appears below, does hereby constitute and appoint Keith Weller and Eric Sanders, each an officer of the above named investment companies (each hereafter the "Company") individually with power of substitution or resubstitution, his true and lawful attorney-in-fact and agent ("Attorney-in-Fact") with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company's proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 20, 2023

By:	/s/ Igor Lasun
Igor Lasun
President